UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Core Equity Fund
Class A [PMYAX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$52	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Equity Fund	PAGE 1	39142-STSA-1225

Putnam Core Equity Fund
Class C [PMYCX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$94	1.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Equity Fund	PAGE 1	39142-STSC-1225

Putnam Core Equity Fund
Class R [PMYZX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Equity Fund	PAGE 1	39142-STSR-1225

Putnam Core Equity Fund
Class R6 [PMYTX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$34	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Equity Fund	PAGE 1	39142-STSR6-1225

Putnam Core Equity Fund
Class Y [PMYYX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$38	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$6,044,458,148
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	145
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Equity Fund	PAGE 1	39142-STSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Core Equity Fund
Financial Statements and Other Important Information
Semi-Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 18
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.13 $37.74 $30.84 $31.57 $34.95 $22.64
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.24 0.26 0.25 0.14 0.19
Net realized and unrealized gains (losses) 9.11 3.96 7.48 0.44 (0.31) 12.78
Total from investment operations ........ 9.22 4.20 7.74 0.69 (0.17) 12.97
Less distributions from:
Net investment income .............. — (0.20) (0.25) (0.01) (0.26) (0.26)
Net realized gains ................. — (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ................... — (1.81) (0.84) (1.42) (3.21) (0.66)
Net asset value, end of period .......... $49.35 $40.13 $37.74 $30.84 $31.57 $34.95
Total return
c
....................... 22.98% 10.69% 25.44% 2.46% (1.21)% 57.85%
Ratios to average net assets
d
Expenses
e
........................ 0.93%
f
0.94%
f
0.97%
f
0.98% 0.96% 0.98%
Net investment income ............... 0.48% 0.57% 0.76% 0.84% 0.41% 0.68%
Supplemental data
Net assets , end of period (000’s) ........ $3,223,791 $2,706,645 $2,600,258 $2,176,484 $2,221,203 $2,338,484
Portfolio turnover rate ................ 8% 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $37.89 $35.81 $29.31 $30.29 $33.65 $21.83
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.07) —
c
0.03 (0.12) (0.01)
Net realized and unrealized gains (losses) 8.58 3.76 7.11 0.40 (0.29) 12.28
Total from investment operations ........ 8.52 3.69 7.11 0.43 (0.41) 12.27
Less distributions from:
Net investment income .............. — — (0.02) — — (0.05)
Net realized gains ................. — (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ................... — (1.61) (0.61) (1.41) (2.95) (0.45)
Net asset value, end of period .......... $46.41 $37.89 $35.81 $29.31 $30.29 $33.65
Total return
d
....................... 22.49% 9.87% 24.52% 1.69% (1.94)% 56.59%
Ratios to average net assets
e
Expenses
f
......................... 1.68%
g
1.69%
g
1.72%
g
1.73% 1.71% 1.73%
Net investment income (loss) .......... (0.27)% (0.18)% 0.01% 0.09% (0.34)% (0.05)%
Supplemental data
Net assets , end of period (000’s) ........ $160,842 $139,303 $117,991 $104,751 $131,616 $163,875
Portfolio turnover rate ................ 8% 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.64 $37.31 $30.54 $31.35 $34.77 $22.50
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.13 0.17 0.18 0.06 0.13
Net realized and unrealized gains (losses) 8.99 3.91 7.42 0.42 (0.31) 12.69
Total from investment operations ........ 9.04 4.04 7.59 0.60 (0.25) 12.82
Less distributions from:
Net investment income .............. — (0.10) (0.23) — (0.22) (0.15)
Net realized gains ................. — (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ................... — (1.71) (0.82) (1.41) (3.17) (0.55)
Net asset value, end of period .......... $48.68 $39.64 $37.31 $30.54 $31.35 $34.77
Total return
c
....................... 22.81% 10.40% 25.17% 2.19% (1.46)% 57.45%
Ratios to average net assets
d
Expenses
e
........................ 1.18%
f
1.19%
f
1.22%
f
1.23% 1.21% 1.23%
Net investment income ............... 0.22% 0.32% 0.48% 0.60% 0.16% 0.45%
Supplemental data
Net assets , end of period (000’s) ........ $20,649 $15,633 $14,022 $6,651 $5,193 $3,796
Portfolio turnover rate ................ 8% 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.55 $38.11 $31.13 $31.86 $35.24 $22.82
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.38 0.38 0.36 0.27 0.29
Net realized and unrealized gains (losses) 9.22 4.01 7.55 0.44 (0.32) 12.88
Total from investment operations ........ 9.40 4.39 7.93 0.80 (0.05) 13.17
Less distributions from:
Net investment income .............. — (0.34) (0.36) (0.12) (0.38) (0.35)
Net realized gains ................. — (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ................... — (1.95) (0.95) (1.53) (3.33) (0.75)
Net asset value, end of period .......... $49.95 $40.55 $38.11 $31.13 $31.86 $35.24
Total return
c
....................... 23.15% 11.07% 25.86% 2.81% (0.87)% 58.37%
Ratios to average net assets
d
Expenses
e
........................ 0.60%
f
0.62%
f
0.63%
f
0.64% 0.62% 0.63%
Net investment income ............... 0.79% 0.89% 1.09% 1.19% 0.75% 1.03%
Supplemental data
Net assets , end of period (000’s) ........ $145,410 $100,062 $94,065 $69,099 $66,451 $51,886
Portfolio turnover rate ................ 8% 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.49 $38.07 $31.10 $31.83 $35.22 $22.80
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.35 0.33 0.23 0.26
Net realized and unrealized gains (losses) 9.20 4.00 7.55 0.44 (0.32) 12.88
Total from investment operations ........ 9.37 4.35 7.90 0.77 (0.09) 13.14
Less distributions from:
Net investment income .............. — (0.32) (0.34) (0.09) (0.35) (0.32)
Net realized gains ................. — (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ................... — (1.93) (0.93) (1.50) (3.30) (0.72)
Net asset value, end of period .......... $49.86 $40.49 $38.07 $31.10 $31.83 $35.22
Total return
c
....................... 23.11% 10.97% 25.77% 2.72% (0.98)% 58.26%
Ratios to average net assets
d
Expenses
e
........................ 0.68%
f
0.69%
f
0.72%
f
0.73% 0.71% 0.73%
Net investment income ............... 0.73% 0.82% 0.99% 1.10% 0.66% 0.93%
Supplemental data
Net assets , end of period (000’s) ........ $2,493,767 $2,090,894 $1,421,116 $827,215 $778,384 $625,574
Portfolio turnover rate ................ 8% 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds trust
Schedule of Investments (unaudited), October 31, 2025
Putnam Core Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 1.4%
a
Boeing Co. (The) ................................... United States 164,186 $ 33,004,670
Northrop Grumman Corp. ............................. United States 38,374 22,389,310
RTX Corp. ........................................ United States 161,012 28,740,642
84,134,622
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 83,045 21,078,482
Automobiles 2.5%
General Motors Co. .................................. United States 332,850 22,996,607
a,b
Tesla, Inc. ......................................... United States 283,558 129,461,240
152,457,847
Banks 5.1%
Bank of America Corp. ............................... United States 1,595,580 85,283,751
Citigroup, Inc. ...................................... United States 752,132 76,138,322
Fifth Third Bancorp .................................. United States 335,931 13,981,448
Five Star Bancorp ................................... United States 280,934 9,975,966
JPMorgan Chase & Co. ............................... United States 313,814 97,633,812
UMB Financial Corp. ................................. United States 235,012 25,118,083
308,131,382
Beverages 1.5%
Coca-Cola Co. (The) ................................. United States 881,489 60,734,592
Keurig Dr Pepper, Inc. ................................ United States 499,846 13,575,817
c
Molson Coors Beverage Co. , B ......................... United States 404,709 17,693,878
92,004,287
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 244,573 53,326,697
Amgen, Inc. ....................................... United States 55,960 16,700,143
Regeneron Pharmaceuticals, Inc. ....................... United States 39,120 25,498,416
a
Vertex Pharmaceuticals, Inc. ........................... United States 11,925 5,074,922
100,600,178
Broadline Retail 4.2%
a
Amazon.com, Inc. ................................... United States 982,837 240,028,452
c
eBay, Inc. ......................................... United States 153,429 12,475,312
252,503,764
Building Products 0.1%
c
Owens Corning ..................................... United States 55,686 7,089,385
Capital Markets 5.7%
Ameriprise Financial, Inc. ............................. United States 89,245 40,407,459
Bank of New York Mellon Corp. (The) .................... United States 539,216 58,197,583
BlackRock, Inc. ..................................... United States 32,923 35,649,353
Goldman Sachs Group, Inc. (The) ....................... United States 122,667 96,829,650
Jefferies Financial Group, Inc. .......................... United States 101,573 5,366,101
KKR & Co., Inc. ..................................... United States 112,902 13,359,694
Morgan Stanley ..................................... United States 118,705 19,467,620
Raymond James Financial, Inc. ......................... United States 371,019 58,869,585
TPG, Inc. , A ....................................... United States 258,484 14,226,959
342,374,004
Chemicals 0.5%
DuPont de Nemours, Inc. ............................. United States 268,393 21,914,288
Eastman Chemical Co. ............................... United States 139,993 8,332,383

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
a
Solstice Advanced Materials, Inc. ....................... United States 32,472 $ 1,463,491
31,710,162
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 57,680 10,571,014
Communications Equipment 1.1%
Cisco Systems, Inc. ................................. United States 908,981 66,455,601
Consumer Staples Distribution & Retail 2.4%
Casey's General Stores, Inc. ........................... United States 30,316 15,557,868
a
Guardian Pharmacy Services, Inc. , A ..................... United States 570,543 15,998,026
Kroger Co. (The) .................................... United States 328,547 20,905,446
Target Corp. ....................................... United States 191,302 17,737,521
Walmart, Inc. ...................................... United States 711,471 71,986,636
142,185,497
Containers & Packaging 0.2%
c
Amcor plc ......................................... United States 1,712,611 13,529,627
Distributors 0.1%
c
LKQ Corp. ........................................ United States 94,397 3,016,928
Diversified Consumer Services 0.4%
ADT, Inc. .......................................... United States 1,332,689 11,780,971
Graham Holdings Co. , B .............................. United States 11,373 11,510,954
23,291,925
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. ......................... United States 1,745,174 11,413,438
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 1,594,796 39,471,201
Electric Utilities 2.6%
Constellation Energy Corp. ............................ United States 65,436 24,669,372
NextEra Energy, Inc. ................................. United States 338,347 27,541,446
NRG Energy, Inc. ................................... United States 334,213 57,437,846
PG&E Corp. ....................................... United States 2,826,725 45,114,531
154,763,195
Entertainment 1.7%
Electronic Arts, Inc. .................................. United States 93,491 18,703,809
a
Netflix, Inc. ........................................ United States 20,293 22,705,026
Universal Music Group NV ............................ Netherlands 935,004 25,078,662
Walt Disney Co. (The) ................................ United States 308,762 34,772,776
101,260,273
Financial Services 4.7%
Apollo Global Management, Inc. ........................ United States 387,556 48,177,087
a
Berkshire Hathaway, Inc. , B ............................ United States 212,767 101,604,753
Corebridge Financial, Inc. ............................. United States 660,381 21,502,005
Mastercard, Inc. , A .................................. United States 194,232 107,214,122
a
PayPal Holdings, Inc. ................................ United States 86,690 6,005,016
284,502,983
Food Products 0.1%
c
Hershey Co. (The) .................................. United States 50,145 8,506,096

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.9%
Union Pacific Corp. .................................. United States 244,038 $ 53,778,654
Health Care Equipment & Supplies 0.5%
Becton Dickinson & Co. ............................... United States 45,036 8,048,383
Medtronic plc ...................................... United States 208,004 18,865,963
a
Nyxoah SA ........................................ Belgium 122,147 633,943
27,548,289
Health Care Providers & Services 2.8%
CVS Health Corp. ................................... United States 261,965 20,472,565
HCA Healthcare, Inc. ................................. United States 27,104 12,459,167
Humana, Inc. ...................................... United States 43,304 12,046,740
McKesson Corp. .................................... United States 63,269 51,332,670
a,b
Tenet Healthcare Corp. ............................... United States 144,553 29,848,749
UnitedHealth Group, Inc. .............................. United States 127,685 43,612,088
169,771,979
Hotels, Restaurants & Leisure 1.9%
a
First Watch Restaurant Group, Inc. ...................... United States 305,276 5,034,001
Hilton Worldwide Holdings, Inc. ......................... United States 130,809 33,612,681
McDonald's Corp. ................................... United States 109,307 32,620,488
c
Vail Resorts, Inc. .................................... United States 76,456 11,340,719
a
Viking Holdings Ltd. ................................. United States 513,177 31,226,820
113,834,709
Household Durables 0.7%
b
PulteGroup, Inc. .................................... United States 345,473 41,411,848
Household Products 0.7%
Procter & Gamble Co. (The) ........................... United States 273,902 41,186,644
Industrial Conglomerates 0.4%
Honeywell International, Inc. ........................... United States 129,886 26,149,948
Insurance 0.9%
American International Group, Inc. ...................... United States 135,882 10,729,243
Arch Capital Group Ltd. ............................... United States 354,317 30,581,100
Assured Guaranty Ltd. ............................... United States 195,206 15,729,699
57,040,042
Interactive Media & Services 7.7%
Alphabet, Inc. , C .................................... United States 1,046,580 294,947,175
Meta Platforms, Inc. , A ............................... United States 254,334 164,897,449
a
Pinterest, Inc. , A .................................... United States 186,056 6,158,454
466,003,078
IT Services 1.0%
a
Gartner, Inc. ....................................... United States 50,252 12,479,582
a
GoDaddy, Inc. , A .................................... United States 91,269 12,150,642
International Business Machines Corp. ................... United States 126,208 38,797,601
63,427,825
Life Sciences Tools & Services 0.6%
a,c
Bio-Rad Laboratories, Inc. , A ........................... United States 33,669 10,758,929
Thermo Fisher Scientific, Inc. .......................... United States 46,777 26,540,802
37,299,731
Machinery 1.3%
Deere & Co. ....................................... United States 39,386 18,181,759

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Otis Worldwide Corp. ................................ United States 571,705 $ 53,031,356
Snap-on, Inc. ...................................... United States 30,666 10,289,976
81,503,091
Media 0.5%
a
Charter Communications, Inc. , A ........................ United States 70,561 16,499,984
New York Times Co. (The) , A ........................... United States 251,464 14,330,934
30,830,918
Metals & Mining 0.9%
Freeport-McMoRan, Inc. .............................. United States 632,885 26,391,304
Nucor Corp. ....................................... United States 175,480 26,330,774
52,722,078
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. .......................... United States 961,524 17,480,506
Office REITs 0.2%
BXP, Inc. .......................................... United States 41,520 2,955,809
Highwoods Properties, Inc. ............................ United States 371,795 10,644,491
13,600,300
Oil, Gas & Consumable Fuels 2.2%
a
Antero Resources Corp. .............................. United States 703,134 21,733,872
ConocoPhillips ..................................... United States 411,953 36,606,144
Exxon Mobil Corp. ................................... United States 520,803 59,559,031
Permian Resources Corp. , A ........................... United States 1,171,840 14,718,310
132,617,357
Passenger Airlines 0.6%
Southwest Airlines Co. ............................... United States 1,230,286 37,277,666
Personal Care Products 0.0%
†
Kenvue, Inc. ....................................... United States 139,207 2,000,405
Pharmaceuticals 3.0%
AstraZeneca plc , ADR ................................ United Kingdom 196,614 16,200,994
Eli Lilly & Co. ...................................... United States 88,472 76,338,950
Johnson & Johnson ................................. United States 251,358 47,473,985
Merck & Co., Inc. ................................... United States 377,840 32,486,683
c
Royalty Pharma plc , A ................................ United States 233,555 8,767,655
181,268,267
Real Estate Management & Development 1.2%
a,c
CBRE Group, Inc. , A ................................. United States 405,904 61,871,947
a
CoStar Group, Inc. .................................. United States 164,181 11,297,294
73,169,241
Semiconductors & Semiconductor Equipment 13.0%
a
Advanced Micro Devices, Inc. .......................... United States 69,314 17,752,702
Broadcom, Inc. ..................................... United States 458,778 169,578,112
a
Intel Corp. ......................................... United States 276,986 11,076,670
Lam Research Corp. ................................. United States 559,279 88,064,072
Marvell Technology, Inc. .............................. United States 69,023 6,470,216
NVIDIA Corp. ...................................... United States 2,277,894 461,250,756
QUALCOMM, Inc. ................................... United States 183,217 33,143,955
787,336,483

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 8.7%
a
Adobe, Inc. ........................................ United States 49,064 $ 16,696,970
a
Fair Isaac Corp. .................................... United States 4,737 7,861,194
Microsoft Corp. ..................................... United States 749,180 387,932,896
a
Navan, Inc. , A ...................................... United States 182,607 3,702,357
a,c
NCR Voyix Corp. .................................... United States 421,672 4,811,278
b
Oracle Corp. ....................................... United States 221,615 58,198,315
a
Palantir Technologies, Inc. , A ........................... United States 47,418 9,505,886
Salesforce, Inc. ..................................... United States 147,903 38,515,420
527,224,316
Specialized REITs 0.6%
Gaming and Leisure Properties, Inc. ..................... United States 814,918 36,394,238
Specialty Retail 1.6%
Best Buy Co., Inc. ................................... United States 253,427 20,816,494
a,c
Floor & Decor Holdings, Inc. , A ......................... United States 41,312 2,581,174
Home Depot, Inc. (The) ............................... United States 57,370 21,777,078
Lowe's Cos., Inc. .................................... United States 217,522 51,798,514
96,973,260
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. ........................................ United States 1,381,048 373,393,948
Textiles, Apparel & Luxury Goods 0.1%
a
Lululemon Athletica, Inc. .............................. United States 27,420 4,676,207
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 35,662 31,068,021
Total Common Stocks (Cost $ 2,701,903,806 ) ..................................
5,828,040,940
Management Investment Companies 1.6%
Capital Markets 1.6%
c
Industrial Select Sector SPDR Fund ..................... United States 282,032 43,731,882
a,c
iShares Expanded Tech-Software Sector ETF .............. United States 438,925 50,700,227
94,432,109
Total Management Investment Companies (Cost $ 62,898,240 ) ..................
94,432,109
Total Long Term Investments (Cost $ 2,764,802,046 ) ...........................
5,922,473,049
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Equity Options 0.0%
†
Tenet Healthcare Corp. , Counterparty CITI , November Strike
Price $ 200.00 , Expires 11/21/25 ....................... 4,770,200 984,998,598 100,784
Total Options Purchased (Cost $ 139,528 ) ....................................
100,784

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 4.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
d ,e
U.S. Treasury Bills ,
3.54%, 12/04/25 ................................... United States 1,400,000 $ 1,395,335
3.61%, 1/20/26 ................................... United States 9,200,000 9,125,828
10,521,163
Total U.S. Government and Agency Securities (Cost $ 10,516,960 ) ...............
10,521,163
Shares
Management Investment Companies 1.9%
f,g
Putnam Short Term Investment Fund , Class P , 4.371% ....... United States 113,894,044 113,894,044
Total Management Investment Companies (Cost $ 113,894,044 ) .................
113,894,044
h
Investments from Cash Collateral Received for
Loaned Securities 2.4%
Money Market Funds 2.4%
f,g
Putnam Cash Collateral Pool, LLC , 4.362% ................ United States 143,119,065 143,119,065
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 143,119,065 ) ........................................................
143,119,065
Total Short Term Investments (Cost $ 267,530,069 ) .............................
267,534,272
a
Total Investments (Cost $ 3,032,471,643 ) 102.4% ..............................
$6,190,108,105
Options Written (0.0) %
†
....................................................
(1,429,751)
Other Assets, less Liabilities (2.4) % .........................................
(144,220,206)
Net Assets 100.0% .........................................................
$6,044,458,148
a a a
Number of
Contracts
Notional
Amount
#
i
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Oracle Corp. , Counterparty GSCO , December Strike Price
$ 300.00 , Expires 12/19/25 ........................... 17,318,700 4,548,063,807 (559,612)
PulteGroup, Inc. , Counterparty BZWS , November Strike Price
$ 136.00 , Expires 11/21/25 ........................... 15,974,696 1,914,886,810 (35,172)
Tenet Healthcare Corp. , Counterparty CITI , November Strike
Price $ 230.00 , Expires 11/21/25 ....................... 10,971,460 2,265,496,775 (46,038)
Tesla, Inc. , Counterparty BZWS , December Strike Price
$ 1,020.00 , Expires 12/19/25 .......................... 20,535,660 9,375,760,930 (788,929)
(1,429,751)
Total Options Written (Premiums received $ 2,880,243 ) .........................
$ (1,429,751)

Putnam Funds trust
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At October 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
A portion or all of the security is on loan at October 31, 2025. See Note 1(c).
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the aggregate value of these securities pledged amounted to $5,784,796, representing 0.1% net assets.
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.
i
See Note 1(d) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 171 $ 21,288,645 12/19/25 $ 356,969
S&P 500 E-Mini Index ......................... Long 115 39,525,500 12/19/25 1,011,880
Total Futures Contracts ...................................................................... $1,368,849
*
As of period end.
See Note 7 regarding other derivative information.
See A bbreviations on page 30 .

Putnam Funds trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,775,458,534
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 257,013,109
Value - Unaffiliated issuers (Includes securities loaned of $ 139,834,028 ) ................................ $5,933,094,996
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 257,013,109
Cash .................................................................................... 513,866
Receivables:
Capital shares sold ........................................................................ 4,212,374
Dividends ............................................................................... 2,974,336
Variation margin on futures contracts ........................................................... 228,640
Prepaid expenses .......................................................................... 512,129
Total assets .......................................................................... 6,198,549,450
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,544,277
Capital shares redeemed ................................................................... 2,232,929
Management fees ......................................................................... 2,738,880
Administrative fees ........................................................................ 15,508
Distribution fees .......................................................................... 820,355
Transfer agent fees ........................................................................ 1,232,774
Trustees' fees and expenses ................................................................. 577,164
Options written, at value (premiums received $ 2,880,243 ) ............................................ 1,429,751
Payable upon return of securities loaned (Note 1 c ) .................................................. 143,119,065
Accrued expenses and other liabilities ........................................................... 380,599
Total liabilities ......................................................................... 154,091,302
Net assets, at value ................................................................. $6,044,458,148
Net assets consist of:
Paid-in capital ............................................................................. $2,679,010,165
Total distributable earnings (losses) ............................................................. 3,365,447,983
Net assets, at value ................................................................. $6,044,458,148

Putnam Funds trust
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Core
Equity Fund
Class A:
Net assets, at value ....................................................................... $3,223,790,729
Shares outstanding ........................................................................ 65,330,341
Net asset value per share
a ,b
.................................................................. $49.35
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $52.36
Class C:
Net assets, at value ....................................................................... $160,842,059
Shares outstanding ........................................................................ 3,465,424
Net asset value and maximum offering price per share
a ,b
............................................ $46.41
Class R:
Net assets, at value ....................................................................... $20,648,540
Shares outstanding ........................................................................ 424,188
Net asset value and maximum offering price per share
b
............................................. $48.68
Class R6:
Net assets, at value ....................................................................... $145,410,278
Shares outstanding ........................................................................ 2,911,307
Net asset value and maximum offering price per share
b
............................................. $49.95
Class Y:
Net assets, at value ....................................................................... $2,493,766,542
Shares outstanding ........................................................................ 50,017,888
Net asset value and maximum offering price per share
b
............................................. $49.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $83,154)
Unaffiliated issuers ........................................................................ $36,153,245
Non-controlled affiliates (Note 3 g ) ............................................................. 3,247,668
Interest:
Unaffiliated issuers ........................................................................ 558,683
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (2,508,610)
Non-controlled affiliates (Note 3 g ) ............................................................. 2,655,251
Total investment income ................................................................... 40,106,237
Expenses:
Management fees (Note 3 a ) ................................................................... 15,134,674
Administrative fees (Note 3 b ) .................................................................. 40,787
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,811,610
    Class C ................................................................................ 771,650
    Class R ................................................................................ 46,411
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,851,885
    Class C ................................................................................ 93,800
    Class R ................................................................................ 11,258
    Class R6 ............................................................................... 32,094
    Class Y ................................................................................ 1,426,046
Custodian fees ............................................................................ 22,059
Reports to shareholders fees .................................................................. 121,550
Registration and filing fees .................................................................... 95,535
Professional fees ........................................................................... 281,163
Trustees' fees and expenses (Note 3f) ........................................................... 129,845
Interest expense ........................................................................... 2,079
Other .................................................................................... 34,325
Total expenses ......................................................................... 23,906,771
Expense reductions (Note 4) ............................................................... (21,329)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (637)
Net expenses ......................................................................... 23,884,805
Net investment income ................................................................ 16,221,432
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 71,483,315
Written options ........................................................................... 3,830,659
Foreign currency transactions ................................................................ 6,374
Futures contracts ......................................................................... 15,616,979
Net realized gain (loss) .................................................................. 90,937,327
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,037,606,163
Written options ........................................................................... 1,744,412
Futures contracts ......................................................................... 2,186,310
Net change in unrealized appreciation (depreciation) ............................................ 1,041,536,885
Net realized and unrealized gain (loss) ............................................................ 1,132,474,212
Net increase (decrease) in net assets resulting from operations .......................................... $1,148,695,644

Putnam Funds trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Core Equity Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,221,432 $32,397,335
Net realized gain (loss) ................................................. 90,937,327 170,530,511
Net change in unrealized appreciation (depreciation) ........................... 1,041,536,885 236,713,131
Net increase (decrease) in net assets resulting from operations ................ 1,148,695,644 439,640,977
Distributions to shareholders:
Class A ............................................................. — (120,953,614)
Class C ............................................................. — (5,733,399)
Class R ............................................................. — (576,716)
Class R6 ............................................................ — (5,607,976)
Class Y ............................................................. — (88,223,520)
Total distributions to shareholders .......................................... — (221,095,225)
Capital share transactions: (Note 2 )
Class A ............................................................. (96,040,612) (53,690,501)
Class B ............................................................. — (4,994,684)
Class C ............................................................. (9,022,827) 16,020,100
Class R ............................................................. 1,343,030 875,912
Class R6 ............................................................ 19,768,628 (990,279)
Class Y ............................................................. (72,823,186) 624,718,015
Total capital share transactions ............................................ (156,774,967) 581,938,563
Net increase (decrease) in net assets ................................... 991,920,677 800,484,315
Net assets:
Beginning of period ..................................................... 5,052,537,471 4,252,053,156
End of period .......................................................... $6,044,458,148 $5,052,537,471

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Core Equity Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of fourteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Core Equity Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Equity Fund
(continued)
agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At October 31, 2025, the Fund had OTC
derivatives in a net liability position of $1,383,713 and the aggregate value of collateral pledged for such contracts was
$1,181,589.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Core Equity Fund
(continued)
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,260,674 $57,527,051 3,554,226 $150,058,272
Shares issued in reinvestment of distributions .......... — — 2,569,990 114,082,288
Shares redeemed ............................... (3,379,266) (153,567,663) (7,571,945) (317,831,061)
Net increase (decrease) .......................... (2,118,592) $(96,040,612) (1,447,729) $(53,690,501)
Class B Shares:
*
Shares sold ................................... — $— 64 $2,241
Shares redeemed ............................... — — (128,125) (4,996,925)
Net increase (decrease) .......................... — $— (128,061) $(4,994,684)
Class C Shares:
Shares sold ................................... 261,759 $11,178,242 1,153,804 $46,314,438
Shares issued in reinvestment of distributions .......... — — 128,104 5,385,482
Shares redeemed
a
.............................. (473,053) (20,201,069) (900,293) (35,679,820)
Net increase (decrease) .......................... (211,294) $(9,022,827) 381,615 $16,020,100
Class R Shares:
Shares sold ................................... 84,953 $3,821,734 149,361 $6,199,735
Shares issued in reinvestment of distributions .......... — — 13,140 576,716
Shares redeemed ............................... (55,181) (2,478,704) (143,956) (5,900,539)
Net increase (decrease) .......................... 29,772 $1,343,030 18,545 $875,912
Class R6 Shares:
Shares sold ................................... 674,488 $30,485,429 1,147,002 $48,643,399
Shares issued in reinvestment of distributions .......... — — 114,013 5,108,928
Shares redeemed ............................... (230,684) (10,716,801) (1,261,488) (54,742,606)
Net increase (decrease) .......................... 443,804 $19,768,628 (473) $(990,279)
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended October 31, 2025, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
Six Months Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 5,453,605 $250,057,760 21,453,817 $922,907,372
Shares issued in reinvestment of distributions .......... — — 1,816,137 81,272,148
Shares redeemed ............................... (7,070,320) (322,880,946) (8,965,074) (379,461,505)
Net increase (decrease) .......................... (1,616,715) $(72,823,186) 14,304,880 $624,718,015
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $111,628
CDSC retained .............................................................................. $8,811
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through August 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-
related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of
0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.881% . $20,826,707 $— $(20,826,707) $— $— $— — $11
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $ 197,369,048 $ 263,210,245 $ (346,685,249) $ — $ — $ 113,894,044 113,894,044 $ 3,247,657
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.362% ............. $91,911,951 $638,172,318 $(586,965,204) $— $— $143,119,065 143,119,065 $2,655,251
Total Affiliated Securities ... $310,107,706 $901,382,563 $(954,477,160) $— $— $257,013,109 $5,902,919
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent fees. During the period ended October 31, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2025, aggregated
$426,460,489 and $412,458,217, respectively.
At October 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$143,119,065 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $3,049,901,346
Unrealized appreciation ........................................................................ $3,217,012,115
Unrealized depreciation ........................................................................ (76,866,258)
Net unrealized appreciation (depreciation) .......................................................... $3,140,145,857
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Core Equity Fund
Equity contracts ...........
Investments in securities, at value $ 100,784
a
Options written, at value $ 1,429,751
Variation margin on futures
contracts
1,368,849
b
Variation margin on futures
contracts
—
Total .................... $1,469,633 $1,429,751
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Core Equity Fund
(continued)
For the period ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2025, the average month end notional amount of futures contracts and options represented
$83,753,035 and $6,340,846,714, respectively.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2025, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Core Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $(116,700)
a
Investments $(38,744)
a
Written options 3,830,659 Written options 1,744,412
Futures contracts 15,616,979 Futures contracts 2,186,310
Total ....................... $19,330,938 $3,891,978
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam Core Equity Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 84,134,622 $ — $ — $ 84,134,622
Air Freight & Logistics ................... 21,078,482 — — 21,078,482
Automobiles .......................... 152,457,847 — — 152,457,847
Banks ............................... 308,131,382 — — 308,131,382
Beverages ........................... 92,004,287 — — 92,004,287
Biotechnology ......................... 100,600,178 — — 100,600,178
Broadline Retail ....................... 252,503,764 — — 252,503,764
Building Products ...................... 7,089,385 — — 7,089,385
Capital Markets ........................ 342,374,004 — — 342,374,004
Chemicals ........................... 31,710,162 — — 31,710,162
Commercial Services & Supplies ........... 10,571,014 — — 10,571,014
Communications Equipment .............. 66,455,601 — — 66,455,601
Consumer Staples Distribution & Retail ...... 142,185,497 — — 142,185,497
Containers & Packaging ................. 13,529,627 — — 13,529,627
Distributors ........................... 3,016,928 — — 3,016,928
Diversified Consumer Services ............ 23,291,925 — — 23,291,925
Diversified REITs ...................... 11,413,438 — — 11,413,438
Diversified Telecommunication Services ..... 39,471,201 — — 39,471,201
Electric Utilities ........................ 154,763,195 — — 154,763,195
Entertainment ......................... 76,181,611 25,078,662 — 101,260,273
Financial Services ...................... 284,502,983 — — 284,502,983
Food Products ........................ 8,506,096 — — 8,506,096
Ground Transportation .................. 53,778,654 — — 53,778,654
Health Care Equipment & Supplies ......... 27,548,289 — — 27,548,289
Health Care Providers & Services .......... 169,771,979 — — 169,771,979
Hotels, Restaurants & Leisure ............. 113,834,709 — — 113,834,709
Household Durables .................... 41,411,848 — — 41,411,848
Household Products .................... 41,186,644 — — 41,186,644
Industrial Conglomerates ................ 26,149,948 — — 26,149,948
Insurance ............................ 57,040,042 — — 57,040,042
Interactive Media & Services .............. 466,003,078 — — 466,003,078
IT Services ........................... 63,427,825 — — 63,427,825
Life Sciences Tools & Services ............ 37,299,731 — — 37,299,731
Machinery ............................ 81,503,091 — — 81,503,091
Media ............................... 30,830,918 — — 30,830,918
Metals & Mining ....................... 52,722,078 — — 52,722,078
Mortgage Real Estate Investment Trusts
(REITs) ............................ 17,480,506 — — 17,480,506
Office REITs .......................... 13,600,300 — — 13,600,300
Oil, Gas & Consumable Fuels ............. 132,617,357 — — 132,617,357
Passenger Airlines ..................... 37,277,666 — — 37,277,666
Personal Care Products ................. 2,000,405 — — 2,000,405
Pharmaceuticals ....................... 181,268,267 — — 181,268,267
Real Estate Management & Development .... 73,169,241 — — 73,169,241
Semiconductors & Semiconductor Equipment . 787,336,483 — — 787,336,483
Software ............................. 527,224,316 — — 527,224,316
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam Core Equity Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Specialized REITs ...................... $ 36,394,238 $ — $ — $ 36,394,238
Specialty Retail ........................ 96,973,260 — — 96,973,260
Technology Hardware, Storage & Peripherals . 373,393,948 — — 373,393,948
Textiles, Apparel & Luxury Goods .......... 4,676,207 — — 4,676,207
Trading Companies & Distributors .......... 31,068,021 — — 31,068,021
Management Investment Companies ......... 94,432,109 — — 94,432,109
Options Purchased ....................... — 100,784 — 100,784
Short Term Investments ................... 113,894,044 153,640,228 — 267,534,272
Total Investments in Securities ........... $6,011,288,431 $178,819,674
a
$— $6,190,108,105
Other Financial Instruments:
Futures Contracts ....................... $1,368,849 $— $— $1,368,849
Total Other Financial Instruments ......... $1,368,849 $— $— $1,368,849
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,429,751 $— $1,429,751
Total Other Financial Instruments ......... $— $1,429,751 $— $1,429,751
a
Includes foreign securities valued at $25,078,662, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam Core Equity Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust

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Putnam Core Equity Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least September 1, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Multi-Cap Core Funds) for the one-year, three-year and five-year periods ended December 31, 2024
(the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the three-year and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 633, 585 and 538 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and
One-year period Three-year period Five-year period
1st 1st 1st

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quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39142-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025